Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2014
Entity Registrant Name	ATTUNITY LTD
Entity Central Index Key	0000893821
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	H1
Entity Filer Category	Non-accelerated Filer